Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Term Loans		Original	December 31,	Movement in 2015		December 31,
Issue Date	Maturity Date	Amount	2014	Additions	Repayments	2015
December 5, 2005	September 9, 2016	100,067,500	13,816,882	-	(5,029,852)	8,787,030
May 17, 2006	May 30, 2016	79,850,000	14,500,000	-	(14,500,000)	-
June 6, 2006	June 28, 2016	6,580,000	1,763,440	-	(473,760)	1,289,680
June 21, 2007	December 21, 2017	49,875,000	22,365,764	-	(4,869,014)	17,496,750
February 12, 2008	February 19, 2020	40,250,000	21,875,000	-	(2,500,000)	19,375,000
July 30, 2008	November 4, 2020	33,240,000	21,606,000	-	(1,939,000)	19,667,000
October 9, 2008	October 9, 2020	29,437,000	8,650,000	-	(780,000)	7,870,000
January 30, 2009	July 15, 2016	45,000,000	30,550,000	-	(3,400,000)	27,150,000
April 14, 2014	April 14, 2020	20,400,000	19,300,000	-	(2,200,000)	17,100,000
February 1, 2011	September 1, 2018	49,400,000	37,850,000	-	(3,300,000)	34,550,000
March 1, 2011	June 20, 2020	43,250,000	35,375,000	-	(3,000,000)	32,375,000
September 23, 2013	September 30, 2020	45,212,500	38,896,767	-	(5,052,587)	33,844,180
March 24, 2014	June 30, 2021	50,225,000	33,040,000	15,925,000	(2,520,000)	46,445,000
April 16, 2014	April 16, 2020	30,000,000	12,915,000	15,750,000	(3,000,000)	25,665,000
June 12, 2014	October 2, 2020	13,000,000	13,000,000	-	(880,000)	12,120,000
June 20, 2014	January 8, 2023	20,925,000	-	20,925,000	(1,065,000)	19,860,000
December 20, 2013	November 16, 2022	67,200,000	-	32,000,000	(500,000)	31,500,000
December 24, 2015	December 14, 2022	22,400,000	-	22,400,000	-	22,400,000
July 4, 2014	September 3, 2021	22,750,000	-	22,750,000	(406,250)	22,343,750
July 29, 2014	July 7, 2023	25,350,000	-	25,350,000	(528,125)	24,821,875
Total			325,503,853	155,100,000	(55,943,588)	424,660,265

Current portion of long-term debt			42,614,213			75,546,625
Long term debt			282,889,640			349,113,640
Total debt			325,503,853			424,660,265

Current portion of deferred finance charges			488,551			618,174
Deferred finance charges non-current			1,032,992			1,879,537
Total deferred finance charges			1,521,543			2,497,711

Total debt			325,503,853			424,660,265
Less: Total deferred finance charges			1,521,543			2,497,711
Total debt, net of deferred finance charges			323,982,310			422,162,554
Less: Current portion of long-term debt, net of current portion of deferred finance charges			42,125,662			74,928,451
Long term debt, net of deferred finance charges			281,856,648			347,234,103

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,	Amount
2016	75,546,625
2017	49,251,665
2018	58,462,415
2019	29,887,415
2020	105,420,661
Thereafter	106,091,485

Total	424,660,265